Restatement of Previously Issued Financial Statements (Details) - Schedule of statements of cash flows - USD ($)	3 Months Ended	4 Months Ended	7 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2020
Statement of Cash Flows
Net loss	$ 8,134,222		$ (17,375,434)
Net cash used in operating activities	(900,959)		(380,757)
Net cash used in investing activities	$ 105,007		(345,000,000)
Net cash provided by financing activities			346,501,860
Restatement Adjustment [Member]
Statement of Cash Flows
Net loss		$ (5,407,315)	(17,150,649)
Adjustment to reconcile net loss to net cash used in operating activities		5,407,315	17,150,649
Net cash used in operating activities
Net cash used in investing activities
Net cash provided by financing activities
Net change in cash
As Previously Reported [Member]
Statement of Cash Flows
Net loss		(77,024)	(224,785)
Adjustment to reconcile net loss to net cash used in operating activities		32,842	(155,972)
Net cash used in operating activities		(44,182)	(380,757)
Net cash used in investing activities		(345,000,000)	(345,000,000)
Net cash provided by financing activities		346,503,715	346,501,860
Net change in cash		1,459,533	1,121,103
As Restated [Member]
Statement of Cash Flows
Net loss		(5,484,339)	(17,375,434)
Adjustment to reconcile net loss to net cash used in operating activities		5,440,157	16,994,677
Net cash used in operating activities		(44,182)	(380,757)
Net cash used in investing activities		(345,000,000)	(345,000,000)
Net cash provided by financing activities		346,503,715	346,501,860
Net change in cash		$ 1,459,533	$ 1,121,103